SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares upon exercise
Outstanding at beginning of year	675,986	1,134,256	1,453,741
Granted	0	0	0
Forfeited	(139,494)	(30,861)	(28,657)
Exercised	(48,653)	(427,409)	(290,828)
Outstanding at end of year	487,839	675,986	1,134,256
Exercisable at end of year	487,839	660,986	1,065,498
Vested and expected to vest	487,839	675,584	1,132,007
Weighted average exercise price
Outstanding at beginning of year	$ 7.99	$ 7.68	$ 7.59
Granted	0	0	0
Forfeited	16.08	16.78	17.47
Exercised	5.01	6.54	6.25
Outstanding at end of year	5.96	7.99	7.68
Exercisable at end of year	5.96	8.04	7.83
Vested and expected to vest	$ 5.96	$ 7.99	$ 7.68